Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 36,964	$ 30,450
Credit Carryforward	8
Intangible assets	4,270	4,824
Acquisition contract liabilities		(96)
Property and equipment	129	123
Accrued expenses and reserves	393	890
Stock based compensation	711	449
Lease liability	391	361
Other	40
ROU asset	(422)	(369)
Investment revaluation	43	(469)
Total deferred tax assets	42,527	36,163
Less valuation allowance	(42,527)	(36,163)
Net deferred taxes